Matthews Emerging Markets Equity Active ETF	September 30, 2022

Schedule of Investments (unaudited)

COMMON EQUITIES: 93.6%

	Shares	Value

CHINA/HONG KONG: 15.0%
Tencent Holdings, Ltd.	3,500	$118,779
AIA Group, Ltd.	8,400	70,037
ESR Group, Ltd.[a,b]	22,400	56,500
H World Group, Ltd. ADR	1,520	50,981
Yum China Holdings, Inc.	1,035	48,986
JD.com, Inc. A Shares	1,850	46,804
NARI Technology Co., Ltd. A Shares	11,900	41,513
Midea Group Co., Ltd. A Shares	5,000	34,768
Techtronic Industries Co., Ltd.	3,500	33,819

Total China/Hong Kong		502,187

INDIA: 15.0%
HDFC Bank, Ltd. ADR	1,869	109,187
ICICI Bank, Ltd. ADR	3,976	83,377
Infosys, Ltd. ADR	4,697	79,708
Kotak Mahindra Bank, Ltd.	2,744	61,362
Restaurant Brands Asia, Ltd.[c]	34,363	54,701
Dabur India, Ltd.	6,860	48,314
Bandhan Bank, Ltd.[a,b,c]	10,022	32,844
PI Industries, Ltd.	875	32,250

Total India		501,743

MEXICO: 9.8%
Prologis Property Mexico SA de CV REIT	37,100	94,450
Grupo Financiero Banorte SAB de CV Class O	11,900	76,534
Grupo Aeroportuario del Sureste SAB de CV ADR	301	59,047
GCC SAB de CV	9,800	58,827
Becle SAB de CV	22,300	39,559

Total Mexico		328,417

BRAZIL: 9.4%
Banco BTG Pactual SA	15,900	72,932
Vinci Partners Investments, Ltd. Class A	5,744	58,991
Vale SA ADR	4,360	58,075
Hapvida Participacoes e Investimentos SAa,b	37,600	52,623
Petroleo Brasileiro SA ADR	3,556	43,881
Hypera SA	3,400	27,816

Total Brazil		314,318

VIETNAM: 7.2%
FPT Corp.	46,400	156,514
Military Commercial Joint Stock Bank[c]	52,700	44,165
Sai Gon Cargo Service Corp.	10,370	32,937
HDBank[c]	10,625	8,526

Total Vietnam		242,142

TAIWAN: 5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	13,000	172,793

Total Taiwan		172,793

SINGAPORE: 5.0%
Capitaland Investment, Ltd.	44,200	106,888
TDCX, Inc. ADR[c]	6,378	59,762

Total Singapore		166,650

UNITED STATES: 3.7%
Excelerate Energy, Inc. Class A	2,005	46,917

	Shares	Value

Lam Research Corp.	107	$39,162
Globant S.A.[c]	209	39,100

Total United States		125,179

INDONESIA: 3.1%
PT Bank Rakyat Indonesia Persero Tbk	227,500	67,081
PT Avia Avian Tbk	731,500	38,190

Total Indonesia		105,271

ZAMBIA: 3.0%
First Quantum Minerals, Ltd.	5,800	98,985

Total Zambia		98,985

AUSTRALIA: 2.7%
Woodside Energy Group, Ltd.	4,374	89,036

Total Australia		89,036

PHILIPPINES: 2.6%
Wilcon Depot, Inc.	99,400	54,172
Ayala Corp.	3,040	31,943

Total Philippines		86,115

UNITED KINGDOM: 2.2%
Prudential PLC	7,485	74,681

Total United Kingdom		74,681

FRANCE: 2.0%
LVMH Moet Hennessy Louis Vuitton SE	63	37,673
TotalEnergies SE ADR	651	30,284

Total France		67,957

QATAR: 1.7%
Qatar National Bank QPSC	10,570	57,759

Total Qatar		57,759

SOUTH KOREA: 1.6%
LG Chem Ltd.	143	53,574

Total South Korea		53,574

ISRAEL: 1.2%
Nice, Ltd. ADR[c]	219	41,224

Total Israel		41,224

POLAND: 1.2%
Dino Polska SAa,b,c	664	40,601

Total Poland		40,601

TURKEY: 0.8%
BIM Birlesik Magazalar AS	4,185	26,119

Total Turkey		26,119

KAZAKHSTAN: 0.7%
Kaspi.KZ JSC GDR[b]	387	22,446

Total Kazakhstan		22,446

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Active ETF	September 30, 2022

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

CANADA: 0.5%
Parex Resources, Inc.	1,100	$16,147

Total Canada		16,147

TOTAL COMMON EQUITIES		3,133,344

(Cost $3,408,628)

PREFERRED EQUITIES: 4.9%

SOUTH KOREA: 4.9%
Samsung Electronics Co., Ltd., Pfd.	4,991	163,611

Total South Korea		163,611

TOTAL PREFERRED EQUITIES		163,611

(Cost $207,629)

TOTAL INVESTMENTS: 98.5%		3,296,955
(Cost $3,616,257)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		50,892

NET ASSETS: 100.0%		$3,347,847

a

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $182,568, which is 5.45% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

QPSC	Qatari Public Shareholding Co.

REIT	Real Estate Investment Trust

2	MATTHEWS ASIA FUNDS